DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds
March 31, 2024		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
23.22% of Net Assets
Athens AL Warrants	3.000%	05/01/2041	Aa3	$125,000	$105,335
Bibb County AL Board of Education Special Tax	4.000	04/01/2032	AA*	380,000	396,074
Cherokee County AL Board of Education Tax Warrants	4.000	12/01/2034	A1	310,000	315,949
Cherokee County AL Board of Education Tax Warrants	4.250	12/01/2042	A1	150,000	151,751
Elmore County AL Board of Education	4.000	08/01/2038	Aa3	250,000	253,595
Florence AL City Board of Education Special Tax School Warrants	4.000	03/01/2046	Aa3	225,000	219,533
Guntersville AL Warrants	3.000	08/01/2040	AA-*	250,000	212,650
Houston County AL Board of Education Special Tax School Warrants	3.000	12/01/2037	AA*	250,000	225,083
Jackson County AL Board of Education School Tax Warrants	3.000	03/01/2038	AA*	350,000	308,770
Jefferson County AL Board of Education Public School Warrants	4.000	02/01/2042	Aa3	795,000	787,953
Jefferson County AL Public Schools	4.000	02/01/2038	Aa3	165,000	165,927
Marshall County AL Board of Education Special Tax School Warrants	4.000	03/01/2033	A1	250,000	252,303
Mountain Brook AL City Board of Education	3.000	03/01/2042	Aa1	250,000	212,475
Oxford AL Board of Education School Tax Warrants	4.000	05/01/2045	Aa3	350,000	343,623
Pell City AL Warrants	4.500	02/01/2042	AA*	200,000	208,306
Pike Road AL Warrants	5.000	03/01/2043	AA+*	250,000	276,308
Saint Clair AL Board of Education Special Tax School Warrants	5.000	02/01/2040	A1	125,000	137,253
Saint Clair County AL Board of Education Special Tax Warrants	3.000	02/01/2038	A1	250,000	221,895
Troy AL Public Educational Building Authority	5.250	12/01/2036	A1	30,000	30,029
PUBLIC FACILITIES REVENUE BONDS					4,824,812

18.87% of Net Assets
Adamsville AL Warrants	3.000	09/01/2045	AA*	250,000	200,560
AL State Corrections Institution Finance Authority	5.000	07/01/2042	Aa2	350,000	383,148
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	50,056
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	200,306
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	140,000	140,010
Birmingham Jefferson AL Civic Center	5.000	12/01/2043	AA*	500,000	543,260
Birmingham Jefferson AL Civic Center	5.000	05/01/2037	Aa3	500,000	529,125
Birmingham Jefferson AL Civic Center	5.000	05/01/2038	Aa3	250,000	264,173
Boaz AL Warrants	4.000	02/01/2037	AA*	250,000	253,010
Bullock County AL Public Building Authority	4.000	10/01/2038	AA-*	500,000	504,875
Montgomery County AL Public Building Authority	5.000	03/01/2036	Aa2	350,000	376,394
Phenix City AL Public Building Authority	4.000	10/01/2035	AA-*	100,000	103,041
Phenix City AL Public Building Authority	4.000	10/01/2037	AA-*	120,000	122,258
Saint Clair County AL Public Building Authority	4.000	02/01/2041	AA-*	250,000	250,780
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS					3,920,996

16.65% of Net Assets
AL Community College System Gadsden State Community College	5.000	06/01/2038	A1	325,000	342,921
AL State Public School & College Authority	4.000	11/01/2040	Aa1	250,000	255,815
Auburn University AL General Fee Revenue	4.000	06/01/2041	Aa2	285,000	283,584
Auburn University AL General Fee Revenue	4.000	06/01/2036	Aa2	380,000	383,215
Troy University AL Facilities Revenue	5.000	11/01/2028	A1	250,000	253,920
Troy University AL Facilities Revenue	4.000	11/01/2032	A1	300,000	308,076
Troy University AL Facilities Revenue	5.000	11/01/2037	A1	200,000	209,830
University of AL General Fee Revenue	5.000	09/01/2037	Aa3	250,000	266,468
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	435,000	463,155
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	500,000	535,570
University of South AL	5.000	04/01/2044	A1	150,000	156,539
PREREFUNDED BONDS					3,459,093

15.96% of Net Assets
Alabaster AL Board of Education Special Tax Warrants	5.000	09/01/2039	A1	600,000	604090
Auburn AL Waterworks Board Water Revenue	5.000	09/01/2036	Aa2	250,000	255793
Decatur City AL Board of Education Special Tax	5.000	02/01/2040	Aa2	225,000	227858
Limestone County AL Water & Sewer Authority	4.750	12/01/2033	AA*	290,000	303320
Madison AL Warrants	5.000	04/01/2035	Aa3	350,000	355642
Northport AL Warrants	5.000	08/01/2040	AA*	735,000	739006
Tuscaloosa AL Warrants	5.000	07/01/2034	Aa1	300,000	301212
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2036	Aa3	250,000	264073
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2037	Aa3	250,000	264073
MUNICIPAL UTILITY REVENUE BONDS					3,315,067

12.96% of Net Assets
Athens AL Water & Sewer	4.000	05/01/2039	A1	200,000	202,694
Athens AL Water & Sewer	4.000	05/01/2040	A1	100,000	100,859
Berry AL Water & Sewer Revenue	4.000	09/01/2039	AA*	250,000	251,315
Birmingham AL Waterworks	4.000	01/01/2037	Aa2	250,000	252,593
Birmingham AL Waterworks	4.000	01/01/2041	Aa2	225,000	225,396
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	403,904
Opelika AL Utilities Board	4.000	06/01/2039	Aa3	250,000	251,175
Prattville AL Sewer Warrants	4.000	11/01/2042	AA-*	375,000	368,704
Talladega AL Water & Sewer Revenue	3.000	09/01/2046	AA*	250,000	195,585
Tuskegee AL Utilities Board	3.000	08/01/2037	A1	260,000	241,485
Warrior River AL Water Authority	4.000	08/01/2043	AA*	200,000	198,394
					2,692,104

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS					UNAUDITED
Alabama Municipal Bonds
March 31, 2024		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
3.84% of Net Assets
Jefferson County AL Warrants	5.000%	09/15/2035	AA+*	$250,000	$262,987
Montgomery AL Warrants	5.000	06/15/2035	A1	500,000	533,970
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS					796,957

3.52% of Net Assets
Arab AL	3.000	12/01/2041	AA*	250,000	210,043
Birmingham AL Warrants	4.000	12/01/2035	Aa3	250,000	255,197
Birmingham AL Warrants	5.000	12/01/2037	Aa3	250,000	266,640
HOSPITAL AND HEALTHCARE REVENUE BONDS					731,880

2.71% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital	5.000	11/01/2035	AA-@	550,000	564,020
Total Investments 97.73% of Net Assets					$20,304,929
(cost $20,991,534 (See (a) below for further explanation)

Other assets in excess of liabilities 2.27%					470,737
Net Assets 100%					$20,775,666

# Ratings by Moody's Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*Rated by Standard & Poor's Corporation @ Fitch's Investors Service

NR Not Rated

(a) Cost for federal income tax purposes is $20,991,534 and net unrealized depreciation of investments is as follows:
Unrealized appreciation	$90,299
Unrealized depreciation	(776,905)
Net unrealized depreciation	$(686,606)

Other Information

The Fund has adopted the provisions of FASB ASC 820, "Fair Value Measurements and Disclosures." ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's investments in securities carried at fair value. As of that date,

the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2024.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		20,304,929
Level 3	Significant Unobservable Inputs		---
$20,304,929

Securities held by the Fund are valued as determined in good faith by the Funds' Valuation Designee, Dupree & Company, Inc. (the "Valuation Designee"). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund's securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
March 31, 2024		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS 34.38% of Net Assets

KY Association of Counties	4.000%	02/01/2029	AA-*	$240,000	$249,086
KY Association of Counties	5.000	02/01/2030	AA-*	385,000	420,536
KY Association of Counties	5.000	02/01/2031	AA-*	255,000	277,935
KY Association of Counties	4.000	02/01/2033	AA-*	420,000	426,367
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	441,203
KY Association of Counties	4.000	02/01/2035	AA-*	690,000	705,518
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	466,247
KY Association of Counties	4.500	02/01/2036	AA-*	445,000	474,953
KY Association of Counties	4.000	02/01/2037	AA-*	745,000	751,578
KY Association of Counties	4.500	02/01/2037	AA-*	460,000	484,509
KY Association of Counties	4.000	02/01/2038	AA-*	3,165,000	3,174,938
KY Association of Counties	4.500	02/01/2038	AA-*	490,000	513,050
KY Association of Counties	4.000	02/01/2039	AA-*	1,000,000	1,000,310
KY Association of Counties	4.500	02/01/2039	AA-*	515,000	536,033
KY Association of Counties	5.000	02/01/2039	AA-*	550,000	610,038
KY Association of Counties	4.500	02/01/2040	AA-*	535,000	554,651
KY Association of Counties	4.500	02/01/2041	AA-*	565,000	584,210
KY Association of Counties	3.500	02/01/2042	AA-*	1,215,000	1,116,099
KY Association of Counties	4.500	02/01/2042	AA-*	1,050,000	1,081,427
KY Association of Counties	4.500	02/01/2043	AA-*	1,455,000	1,497,733
KY Association of Counties	4.000	02/01/2043	AA-*	515,000	503,629
KY Association of Counties	4.000	02/01/2048	AA-*	920,000	872,464
KY Bond Corporation Finance Program	3.000	02/01/2032	AA-*	550,000	529,073
KY Bond Corporation Finance Program	3.000	02/01/2033	AA-*	1,010,000	959,268
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	1,070,000	1,014,595
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	925,000	877,104
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	1,170,000	1,103,380
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	930,000	877,046
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	1,240,000	1,151,687
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	965,000	896,273
KY Bond Corporation Finance Program	3.000	02/01/2037	AA-*	990,000	900,633
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	980,000	879,481
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	1,025,000	919,866
KY Bond Corporation Finance Program	3.000	02/01/2039	AA-*	1,050,000	928,956
KY Bond Corporation Finance Program	3.000	02/01/2040	AA-*	1,030,000	895,626
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,000,000	846,390
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,065,000	903,695
KY Bond Corporation Finance Program	3.000	02/01/2042	AA-*	420,000	350,125
KY Bond Corporation Finance Program	3.000	02/01/2043	AA-*	430,000	353,421
KY Bond Corporation Finance Program	3.000	02/01/2044	AA-*	450,000	369,266
KY Bond Corporation Finance Program	3.000	02/01/2047	AA-*	1,100,000	855,371
KY State Property & Building #105	4.750	04/01/2031	A1	2,110,000	2,112,047
KY State Property & Building #105	4.750	04/01/2032	A1	2,205,000	2,204,890
KY State Property & Building #105	4.750	04/01/2033	A1	2,310,000	2,309,885
KY State Property & Building #108	5.000	08/01/2026	A1	955,000	974,702
KY State Property & Building #108	5.000	08/01/2028	A1	2,670,000	2,732,158
KY State Property & Building #108	5.000	08/01/2030	A1	5,000,000	5,120,400
KY State Property & Building #108	5.000	08/01/2032	A1	8,820,000	9,033,532
KY State Property & Building #108	5.000	08/01/2033	A1	5,270,000	5,403,173
KY State Property & Building #108	5.000	08/01/2034	A1	4,900,000	4,982,369
KY State Property & Building #110	5.000	08/01/2029	A1	4,200,000	4,298,322
KY State Property & Building #110	5.000	08/01/2032	A1	1,515,000	1,551,678
KY State Property & Building #110	5.000	08/01/2033	A1	1,000,000	1,015,370
KY State Property & Building #110	5.000	08/01/2034	A1	1,900,000	1,938,456
KY State Property & Building #110	5.000	08/01/2035	A1	3,680,000	3,766,149
KY State Property & Building #112	5.000	11/01/2028	A1	265,000	277,911
KY State Property & Building #112	5.000	02/01/2035	A1	8,325,000	8,601,140
KY State Property & Building #112	5.000	02/01/2036	A1	7,920,000	8,171,222
KY State Property & Building #115	5.000	04/01/2033	A1	4,565,000	4,810,962
KY State Property & Building #115	5.000	04/01/2034	A1	13,975,000	14,699,182
KY State Property & Building #115	5.000	04/01/2036	A1	14,460,000	15,230,573
KY State Property & Building #115	5.000	04/01/2037	A1	5,000,000	5,243,000
KY State Property & Building #117	5.000	05/01/2031	A1	5,055,000	5,349,707
KY State Property & Building #117	5.000	05/01/2032	A1	3,680,000	3,890,091
KY State Property & Building #117	5.000	05/01/2033	A1	3,550,000	3,759,131
KY State Property & Building #117	5.000	05/01/2034	A1	5,825,000	6,155,802
KY State Property & Building #117	5.000	05/01/2035	A1	5,065,000	5,341,904
KY State Property & Building #117	5.000	05/01/2036	A1	5,275,000	5,593,768
KY State Property & Building #119	5.000	05/01/2030	A1	3,685,000	3,976,999
KY State Property & Building #119	5.000	05/01/2034	A1	725,000	779,556
KY State Property & Building #119	5.000	05/01/2035	A1	10,000,000	10,712,700
KY State Property & Building #119	5.000	05/01/2036	A1	10,000,000	10,684,900

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
March 31, 2024		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
KY State Property & Building #119	5.000%	05/01/2037	A1	$500,000	$531,680
KY State Property & Building #122	4.000	11/01/2035	A1	500,000	512,640
KY State Property & Building #122	4.000	11/01/2036	A1	750,000	766,403
KY State Property & Building #122	4.000	11/01/2037	A1	675,000	685,456
KY State Property & Building #122	4.000	11/01/2038	A1	5,345,000	5,369,373
KY State Property & Building #122	4.000	11/01/2039	A1	9,655,000	9,690,917
KY State Property & Building #126	5.000	05/01/2039	A1	2,500,000	2,777,075
KY State Property & Building #126	5.000	05/01/2040	A1	845,000	932,998
KY State Property & Building #126	5.000	05/01/2042	A1	2,000,000	2,186,160
KY State Property & Building #126	4.000	05/01/2042	A1	1,980,000	1,964,813
KY State Property & Building #127	5.250	06/01/2040	A1	10,000,000	11,279,800
KY State Property & Building #127	5.250	06/01/2041	A1	8,745,000	9,804,632
KY State Property & Building #127	5.250	06/01/2042	A1	15,975,000	17,826,500
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2034	Aa3	3,720,000	3,767,839
					261,171,735

SCHOOL IMPROVEMENT BONDS 23.89% of Net Assets

Adair County KY School District Finance Corporation	4.250	09/01/2040	A1	1,840,000	1,891,888
Adair County KY School District Finance Corporation	4.250	09/01/2042	A1	1,270,000	1,293,457
Bardstown KY Independent School District Finance Corporation	4.000	02/01/2040	A1	1,495,000	1,504,733
Bardstown KY Independent School District Finance Corporation	4.000	02/01/2042	A1	1,525,000	1,515,316
Bowling Green KY School District Finance Corporation	4.000	08/01/2034	A1	1,890,000	1,926,364
Bowling Green KY School District Finance Corporation	4.000	08/01/2035	A1	2,215,000	2,247,583
Bowling Green KY School District Finance Corporation	4.000	08/01/2036	A1	2,305,000	2,328,027
Bowling Green KY School District Finance Corporation	4.000	08/01/2037	A1	2,395,000	2,408,197
Bowling Green KY School District Finance Corporation	4.000	04/01/2043	A1	3,085,000	3,044,525
Bowling Green KY School District Finance Corporation	4.000	04/01/2045	A1	2,500,000	2,447,750
Bullitt County KY School District Finance Corporation	4.000	10/01/2035	A1	1,820,000	1,846,481
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	A1	2,985,000	3,020,521
Bullitt County KY School District Finance Corporation	4.000	10/01/2037	A1	3,075,000	3,095,418
Bullitt County KY School District Finance Corporation	4.000	03/01/2038	A1	575,000	586,742
Bullitt County KY School District Finance Corporation	4.000	02/01/2042	A1	1,485,000	1,451,558
Butler County KY School District Finance Corporation	4.000	03/01/2037	A1	360,000	368,096
Butler County KY School District Finance Corporation	4.250	03/01/2040	A1	755,000	773,362
Campbell County KY School District Finance Corporation	4.000	02/01/2045	Aa3	1,000,000	973,720
Christian County KY School District Finance Corporation	4.500	10/01/2042	A1	3,555,000	3,749,103
Christian County KY School District Finance Corporation	4.500	10/01/2043	A1	3,605,000	3,781,321
Christian County KY School District Finance Corporation	4.500	10/01/2048	A1	2,000,000	2,065,640
Clark County KY School District Finance Corporation	4.000	03/01/2039	A1	3,090,000	3,101,464
Clark County KY School District Finance Corporation	4.000	03/01/2040	A1	1,475,000	1,487,095
Clay County KY School District Finance Corporation	4.250	09/01/2042	A1	1,500,000	1,519,035
Covington KY Independent School District Finance Corporation	4.000	06/01/2041	A1	490,000	490,279
Dayton KY Independent School District Finance Corporation	4.000	04/01/2044	A1	2,210,000	2,174,088
Fayette County KY School District Finance Corporation	5.000	08/01/2028	Aa3	1,330,000	1,356,746
Fayette County KY School District Finance Corporation	4.750	11/01/2031	Aa3	1,730,000	1,744,740
Fayette County KY School District Finance Corporation	5.000	08/01/2032	Aa3	10,600,000	10,859,382
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3	8,750,000	8,980,388
Glasgow KY School District Finance Corporation	3.000	02/01/2042	A1	1,820,000	1,527,271
Hardin County KY School District Finance Corporation	4.000	05/01/2030	Aa3	635,000	646,087
Hardin County KY School District Finance Corporation	4.000	02/01/2042	Aa3	6,035,000	6,043,690
Harlan KY Independent School District Finance Corporation	4.250	09/01/2041	A1	560,000	569,621
Harlan KY Independent School District Finance Corporation	4.375	09/01/2042	A1	260,000	265,197
Jefferson County KY School District Finance Corporation	5.000	10/01/2026	Aa3	255,000	266,416
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa3	975,000	990,522
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,041,318
Jefferson County KY School District Finance Corporation	5.000	05/01/2033	Aa3	5,145,000	5,154,004
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,185,329
Jefferson County KY School District Finance Corporation	5.000	05/01/2034	Aa3	5,405,000	5,414,567
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,241,655
Jefferson County KY School District Finance Corporation	3.000	12/01/2035	Aa3	11,140,000	10,589,012
Jefferson County KY School District Finance Corporation	4.250	10/01/2037	Aa3	2,110,000	2,144,625
Jefferson County KY School District Finance Corporation	3.000	12/01/2038	Aa3	6,470,000	5,763,476
Jefferson County KY School District Finance Corporation	3.000	12/01/2039	Aa3	4,385,000	3,887,259
Jefferson County KY School District Finance Corporation	3.000	12/01/2040	Aa3	1,940,000	1,686,132
Kenton County KY School District Finance Corporation	4.000	04/01/2036	A1	1,210,000	1,230,171
Kenton County KY School District Finance Corporation	4.000	04/01/2037	A1	1,255,000	1,268,905
Kenton County KY School District Finance Corporation	4.000	04/01/2038	A1	1,300,000	1,310,543
Kenton County KY School District Finance Corporation	3.000	12/01/2040	A1	1,965,000	1,688,505
Kenton County KY School District Finance Corporation	3.000	12/01/2041	A1	2,025,000	1,712,563
Madison County KY School District Finance Corporation	4.000	02/01/2043	Aa3	1,585,000	1,562,224
Madison County KY School District Finance Corporation	4.000	02/01/2044	Aa3	1,000,000	982,470
Madison County KY School Distrtrict Finance Corporation	4.000	02/01/2042	Aa3	2,545,000	2,519,270
Marion County KY School District Finance Corporation	4.000	04/01/2038	A1	1,000,000	1,022,800
Marion County KY School District Finance Corporation	4.000	04/01/2040	A1	1,190,000	1,199,865

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
March 31, 2024		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
McLean County KY School District Finance Corporation	4.000%	02/01/2044	A1	$845,000	$831,311
Meade County KY School District Finance Corporation	4.000	06/01/2036	A1	2,215,000	2,238,833
Meade County KY School District Finance Corporation	4.000	06/01/2037	A1	2,255,000	2,273,626
Meade County KY School District Finance Corporation	4.000	06/01/2038	A1	2,400,000	2,409,816
Morgan County KY School District Finance Corporation	4.000	08/01/2029	A1	960,000	988,426
Owensboro KY Independent School District Finance Corporation	4.000	04/01/2041	A1	1,545,000	1,545,000
Paris KY Independent School District Finance Corporation	4.000	03/01/2042	A1	1,000,000	993,650
Raceland-Worthington KY Independent School District Finance Corporation	3.400	06/01/2037	A1	605,000	597,377
Robertson County KY School District Finance Corporation	4.000	02/01/2042	A1	300,000	295,470
Robertson County KY School District Finance Corporation	4.000	02/01/2043	A1	310,000	305,545
Russellville KY Independent School District Finance Corporation	4.000	03/01/2044	A1	545,000	535,430
Scott County KY School District Finance Corporation	4.000	06/01/2035	Aa3	1,440,000	1,460,030
Scott County KY School District Finance Corporation	4.000	10/01/2035	Aa3	2,235,000	2,265,374
Scott County KY School District Finance Corporation	4.000	06/01/2036	Aa3	1,500,000	1,516,455
Scott County KY School District Finance Corporation	4.000	10/01/2037	Aa3	2,415,000	2,429,321
Scott County KY School District Finance Corporation	5.000	09/01/2041	Aa3	7,120,000	7,909,750
Scott County KY School District Finance Corporation	4.125	04/01/2047	Aa3	2,025,000	1,947,767
Shelby County KY School District Finance Corporation	4.000	08/01/2037	Aa3	6,240,000	6,278,563
Shelby County KY School District Finance Corporation	4.000	08/01/2038	Aa3	3,000,000	3,011,850
Warren County KY School District Finance Corporation	4.000	02/01/2040	Aa3	2,000,000	2,013,320
Williamstown KY Independent School District Finance Corporation	4.125	05/01/2044	A1	490,000	482,415
Woodford County KY School District Finance Corporation	5.000	08/01/2038	A1	1,650,000	1,827,639
Woodford County KY School District Finance Corporation	5.000	08/01/2039	A1	350,000	385,287
					181,488,771

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS 13.48% of Net Assets

Boyle County KY Centre College	5.000	06/01/2037	A3	2,865,000	2,979,829
Boyle County KY Educational Facilities Revenue Centre College	5.250	06/01/2043	A3	2,000,000	2,166,940
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2033	A3	1,345,000	1,436,137
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2034	A3	1,605,000	1,718,939
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2035	A3	2,165,000	2,308,215
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2036	A3	2,835,000	3,006,631
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2038	A3	1,340,000	1,406,223
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2038	A3	200,000	200,860
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2039	A3	860,000	743,264
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2041	A3	1,405,000	1,171,096
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2046	A3	2,545,000	2,408,563
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2051	A3	4,400,000	3,986,268
KY State Property & Building #114	5.000	10/01/2032	A1	2,795,000	2,919,461
KY State Property & Building #114	5.000	10/01/2033	A1	2,940,000	3,070,183
KY State Property & Building #114	5.000	10/01/2034	A1	3,090,000	3,222,283
KY State Property & Building #114	5.000	10/01/2035	A1	1,945,000	2,020,641
KY State Property & Building #116	5.000	10/01/2035	A1	4,165,000	4,437,558
KY State Property & Building #116	5.000	10/01/2036	A1	2,725,000	2,890,271
Murray State University	5.000	03/01/2032	A1	2,220,000	2,253,633
Murray State University	3.000	09/01/2037	A1	1,310,000	1,192,807
Murray State University	3.000	09/01/2039	A1	1,390,000	1,219,364
Murray State University	3.000	09/01/2041	A1	1,470,000	1,256,806
University of Kentucky Certificate of Participation	4.000	05/01/2033	Aa3	885,000	914,639
University of Kentucky Certificate of Participation	4.000	05/01/2034	Aa3	1,020,000	1,047,887
University of Kentucky Certificate of Participation	4.000	05/01/2039	Aa3	4,660,000	4,691,921
University of Kentucky Certificate of Participation	4.000	05/01/2044	Aa3	3,755,000	3,688,687
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	5,574,711
University of Kentucky General Receipts	4.000	10/01/2036	Aa2	16,160,000	16,321,600
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	10,917,413
University of Kentucky Higher Educational	4.750	04/01/2034	Aa2	5,435,000	5,510,873
University of Louisville	3.000	09/01/2039	A1	1,450,000	1,287,339
University of Louisville	3.000	09/01/2040	A1	1,495,000	1,301,442
University of Louisville	3.000	09/01/2042	A1	1,575,000	1,325,174
Western KY University	4.000	09/01/2034	A1	575,000	585,103
Western KY University	4.000	09/01/2035	A1	595,000	604,199
Western KY University	4.000	09/01/2036	A1	620,000	627,279
MUNICIPAL UTILITY REVENUE BONDS					102,414,239

7.83% of Net Assets
KY Rural Water Finance Corporation	3.000	02/01/2032	AA-*	240,000	231,986
KY Rural Water Finance Corporation	3.000	02/01/2033	AA-*	370,000	355,481
KY Rural Water Finance Corporation	5.125	02/01/2035	AA-*	295,000	294,985
KY Rural Water Finance Corporation	3.000	08/01/2036	AA-*	285,000	265,908
KY Rural Water Finance Corporation	3.000	08/01/2037	AA-*	280,000	255,615
KY State Association of Counties Finance Corporation	4.000	02/01/2031	AA-*	405,000	414,696
KY State Association of Counties Finance Corporation	4.000	02/01/2033	AA-*	415,000	425,388
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2033	Aa3	1,000,000	1,005,670
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3	2,230,000	2,254,129

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
March 31, 2024		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
Louisville & Jefferson County Metropolitan Sewer	5.000%	05/15/2034	Aa3	$ 4,595,000	$4,751,919
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3	2,245,000	2,267,877
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3	4,825,000	4,990,546
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3	2,795,000	2,823,817
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2037	Aa3	10,000,000	10,094,500
Louisville & Jefferson County Metropolitan Sewer	3.000	05/15/2044	Aa3	16,515,000	13,524,955
Louisville & Jefferson County Metropolitan Sewer	3.250	05/15/2046	Aa3	2,450,000	2,032,618
Murray KY Electric Plant	3.000	12/01/2036	A1	370,000	342,550
Murray KY Electric Plant	3.000	12/01/2037	A1	380,000	344,383
Murray KY Electric Plant	3.000	12/01/2038	A1	395,000	351,459
Murray KY Electric Plant	3.000	12/01/2039	A1	405,000	356,858
Murray KY Electric Plant	3.000	12/01/2040	A1	420,000	361,355
Murray KY Electric Plant	3.000	12/01/2041	A1	430,000	367,027
Murray KY Electric Plant	3.000	12/01/2042	A1	445,000	371,232
Owensboro KY Electric Light & Power	4.000	01/01/2031	A3	245,000	249,542
Owensboro KY Electric Light & Power	4.000	01/01/2033	A3	275,000	279,587
Owensboro KY Electric Light & Power	4.000	01/01/2034	A3	305,000	309,847
Owensboro KY Electric Light & Power	4.000	01/01/2035	A3	200,000	202,652
Owensboro KY Electric Light & Power	4.000	01/01/2036	A3	325,000	328,881
Owensboro KY Electric Light & Power	4.000	01/01/2037	A3	410,000	413,284
Owensboro KY Water Revenue	4.000	09/15/2034	A1	2,075,000	2,131,067
Owensboro KY Water Revenue	4.000	09/15/2035	A1	2,155,000	2,201,850
Owensboro KY Water Revenue	4.000	09/15/2037	A1	1,950,000	1,970,729
Owensboro KY Water Revenue	4.000	09/15/2039	A1	2,125,000	2,131,120
Owensboro-Daviess County KY Water	4.000	12/01/2043	A+*	800,000	788,168
					59,491,681

PUBLIC FACILITIES REVENUE BONDS 5.22% of Net Assets

Bath County KY Public Properties	4.625	06/01/2045	A1	1,040,000	1,084,585
Bath County KY Public Properties	4.625	06/01/2046	A1	1,090,000	1,132,488
KY Bond Development	5.000	09/01/2035	A2	1,275,000	1,377,153
KY Bond Development	5.000	09/01/2036	A2	2,000,000	2,148,240
KY State Certificate of Participation	4.000	04/15/2030	A1	1,500,000	1,549,230
KY State Certificate of Participation	4.000	04/15/2031	A1	1,350,000	1,393,781
KY State Certificate of Participation	5.000	06/15/2034	A1	1,640,000	1,675,588
KY State Certificate of Participation	5.000	04/15/2038	A1	5,000,000	5,286,450
KY State Certificate of Participation	5.000	06/15/2038	A1	7,535,000	7,677,713
KY State Certificate of Participation	4.000	04/15/2048	A1	1,000,000	950,970
Laurel County KY General Obligation	4.000	05/01/2031	A2	1,295,000	1,325,238
Laurel County KY General Obligation	4.000	05/01/2034	A2	1,440,000	1,471,493
Laurel County KY General Obligation	4.000	05/01/2035	A2	1,495,000	1,522,837
Laurel County KY General Obligation	4.000	05/01/2036	A2	1,555,000	1,582,119
Laurel County KY General Obligation	4.000	05/01/2037	A2	1,620,000	1,639,229
Laurel County KY General Obligation	4.000	05/01/2038	A2	1,680,000	1,696,514
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2032	Aa3	2,325,000	2,354,411
Madison County KY Public Properties Judicial Center	4.125	06/01/2041	A1	1,180,000	1,179,221
Marshall County Library	4.000	06/01/2038	Aa3	1,060,000	1,071,936
River City, Inc. Parking Authority	3.000	12/01/2036	Aa3	835,000	780,291
River City, Inc. Parking Authority	3.000	12/01/2037	Aa3	860,000	787,124
					39,686,611

HOSPITAL AND HEALTHCARE REVENUE BONDS 4.73% of Net Assets

KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2032	AA*	1,810,000	1,840,498
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2035	AA*	1,390,000	1,408,070
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2036	AA*	1,200,000	1,214,628
KY Development Corporation Hospital Facilities - St. Elizabeth	5.000	05/01/2039	AA*	7,185,000	7,369,655
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2033	A*	4,060,000	4,211,925
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2035	A*	3,850,000	3,821,934
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2036	A*	7,005,000	7,024,894
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2040	A*	1,000,000	978,690
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2042	A*	2,750,000	2,965,710
Louisville & Jefferson County Norton Healthcare	3.000	10/01/2043	A*	4,000,000	3,181,640
Warren County KY Hospital	5.000	04/01/2043	AA-*	875,000	964,031
Warren County KY Hospital	5.000	04/01/2044	AA-*	875,000	960,208
					35,941,883

TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS 2.92% of Net Assets

KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	4,000,000	4,162,560
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,315,000	1,344,718
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,765,000	1,890,174
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa3	1,120,000	1,167,264
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2036	Aa3	400,000	424,896
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2037	Aa3	500,000	527,455
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2038	Aa3	1,100,000	1,224,278

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
March 31, 2024		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
KY State Turnpike Economic Development Road Revenue	5.000%	07/01/2039	Aa3	$ 3,255,000	$3,591,730
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2040	Aa3	2,250,000	2,466,068
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2041	Aa3	3,555,000	3,874,986
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2042	Aa3	1,400,000	1,519,490
					22,193,619

STATE AND LOCAL MORTGAGE/HOUSING BONDS 1.77% of Net Assets

KY Housing	4.250	01/01/2034	Aaa	250,000	261,145
KY Housing	4.300	07/01/2034	Aaa	325,000	343,015
KY Housing	4.350	01/01/2035	Aaa	310,000	320,196
KY Housing	4.350	07/01/2035	Aaa	605,000	627,064
KY Housing	4.400	07/01/2038	Aaa	3,005,000	3,082,289
KY Housing	4.700	07/01/2043	Aaa	3,500,000	3,554,845
KY Housing	4.800	07/01/2048	Aaa	5,200,000	5,295,472
					13,484,026

PREREFUNDED BONDS 1.31% of Net Assets

Frankfort KY Electric & Water	4.750	12/01/2034	NR	695,000	700,991
Frankfort KY Electric & Water	4.750	12/01/2035	NR	725,000	731,250
Frankfort KY Electric & Water	4.750	12/01/2036	NR	760,000	766,551
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2	345,000	349,030
University of Kentucky General Receipts	5.000	04/01/2038	Aa2	7,395,000	7,395,812
					9,943,634

REFUNDING BONDS 1.25% of Net Assets

KY Association of Counties	3.000	02/01/2034	AA-*	480,000	456,682
KY Association of Counties	3.000	02/01/2035	AA-*	505,000	478,422
KY Association of Counties	3.000	02/01/2036	AA-*	510,000	476,937
KY State Property & Building #102	5.000	05/01/2024	Aa3	405,000	404,988
KY State Property & Building #108	5.000	08/01/2025	A1	2,690,000	2,744,795
KY State Property & Building #121	5.000	02/01/2029	A1	4,535,000	4,957,842
					9,519,666

AIRPORT REVENUE BONDS 0.69% of Net Assets

Kenton County Airport	5.000	01/01/2029	A1	240,000	247,358
Kenton County Airport	5.000	01/01/2034	A1	275,000	300,996
Kenton County Airport	5.000	01/01/2035	A1	300,000	327,939
Kenton County Airport	5.000	01/01/2036	A1	325,000	354,513
Kenton County Airport	5.000	01/01/2037	A1	250,000	271,198
Kenton County Airport	5.000	01/01/2038	A1	500,000	539,635
Kenton County Airport	5.000	01/01/2039	A1	500,000	536,895
Kenton County Airport	5.000	01/01/2044	A1	2,500,000	2,649,425
AD VALOREM PROPERTY BONDS					5,227,959

0.35% of Net Assets
Henderson KY	3.000	09/01/2042	Aa3	845,000	710,003
Henderson KY	3.000	09/01/2043	Aa3	870,000	721,047
Warren County General Obligation	4.000	06/01/2035	Aa1	1,175,000	1,208,135
					2,639,185
Total Investments 97.82% of Net Assets					$743,203,009
(cost $759,838,002) (See (a) below for further explanation)

Other assets in excess of liabilities 2.18%					16,559,991
Net Assets 100%					$759,763,000

# Ratings by Moody's Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*Rated by Standard & Poor's Corporation @ Fitch's Investors Service

NR Not Rated

(a) Cost for federal income tax purposes is $759,838,002 and net unrealized depreciation of investments is as follows:
Unrealized appreciation	$5,931,246
Unrealized depreciation	(22,566,239)
Net unrealized depreciation	$(16,634,993)

Other Information

The Fund has adopted the provisions of FASB ASC 820, "Fair Value Measurements and Disclosures." ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
March 31, 2024

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2024 involving the Fund's investments in securities carried at fair value. As of that date,

the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2024.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		743,203,009
Level 3	Significant Unobservable Inputs		---
$743,203,009

Securities held by the Fund are valued as determined in good faith by the Funds' Valuation Designee, Dupree & Company, Inc. (the "Valuation Designee"). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund's securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds					,
March 31, 2024		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value

SCHOOL IMPROVEMENT BONDS 17.98% of Net Assets

Anderson County KY School District Finance Corporation	3.000%	02/01/2029	A1	$500,000	$492,445
Bowling Green KY Independent School District Finance Corporation	5.000	08/01/2027	A1	695,000	722,821
Floyd County KY School District Finance Corporation	3.500	08/01/2031	A1	800,000	801,120
Jefferson County KY School District Finance Corporation	4.000	06/01/2030	Aa3	1,245,000	1,268,878
Laurel County KY School District Finance Corporation	4.000	06/01/2024	A1	465,000	465,409
Newport KY Independent School District Finance Corporation	3.500	11/01/2028	A1	425,000	422,140
Pike County KY School District Finance Corporation	5.000	08/01/2024	A1	250,000	251,073
Pike County KY School District Finance Corporation	5.000	02/01/2025	A1	960,000	971,002
Pike County KY School District Finance Corporation	5.000	08/01/2025	A1	200,000	204,022
Pike County KY School District Finance Corporation	4.000	02/01/2028	A1	295,000	299,921
					5,898,831

PUBLIC FACILITIES REVENUE BONDS 15.66% of Net Assets

KY Bond Development	5.000	09/01/2026	A3	1,000,000	1,032,440
Lexington Fayette Urban County Government - Court Facilities	5.000	10/01/2024	A1	700,000	704,676
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2029	Aa3	1,000,000	1,015,800
Mercer County KY Public Property	4.000	08/01/2024	A1	720,000	720,403
Oldham County KY Public Facilities	5.000	02/01/2025	A1	325,000	329,020
River City Parking Authority	5.000	12/01/2024	Aa3	340,000	343,584
Taylor County KY Public Courthouse	4.000	09/01/2027	A1	700,000	711,151
Wolfe County KY Public Properties Corporation	4.000	04/01/2025	A1	280,000	280,137
					5,137,211

TURNPIKES/TOLLROAD/HIGHWAY BONDS 14.21% of Net Assets

KY Asset Liability Commission	5.000	09/01/2024	AA*	330,000	331,762
KY Asset Liability Commission Federal Highway	5.000	09/01/2024	A2	500,000	503,325
KY Asset Liability Commission Federal Highway	5.000	09/01/2026	A2	565,000	567,825
KY Asset Liability Commission Federal Highway	5.000	09/01/2026	A2	330,000	336,999
KY State Turnpike Authority Economic Development	5.000	07/01/2024	Aa3	1,175,000	1,179,536
KY State Turnpike Authority Economic Development	5.000	07/01/2025	Aa3	300,000	305,922
KY State Turnpike Authority Economic Development	5.000	07/01/2026	Aa3	1,385,000	1,438,530
					4,663,899

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS 11.80% of Net Assets

KY Association of Counties	4.000	02/01/2029	AA-*	630,000	651,559
KY Association of Counties	5.000	02/01/2030	AA-*	250,000	274,633
KY State Property & Building #108	5.000	08/01/2028	A1	755,000	772,576
KY State Property & Building #127	5.000	06/01/2029	A1	1,000,000	1,099,700
Somerset KY	5.000	06/01/2028	A1	605,000	655,336
Somerset KY	5.000	06/01/2029	A1	380,000	419,227
					3,873,031

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS 9.32% of Net Assets

Eastern KY University	5.000	10/01/2026	A1	655,000	681,757
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2029	A3	320,000	331,334
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2030	A3	170,000	176,882
University of Kentucky General Receipts	4.000	10/01/2030	Aa2	90,000	91,355
University of Kentucky General Receipts	4.000	10/01/2032	Aa2	750,000	761,580
University of KY General Receipts	3.000	04/01/2025	Aa2	240,000	238,891
University of Louisville	4.000	09/01/2030	A1	745,000	777,094
					3,058,893

MUNICIPAL UTILITY REVENUE BONDS 8.82% of Net Assets

Campbell & Kenton Counties Sanitation District #1	4.000	08/01/2031	Aa2	1,000,000	1,021,740
Henderson KY	4.000	06/01/2028	Aa3	385,000	398,918
KY Rural Water Financing Corporation	5.000	08/01/2029	AA-*	595,000	658,879
Northern KY Water	5.000	02/01/2026	Aa2	815,000	815,595
					2,895,132

HOSPITAL AND HEALTHCARE REVENUE BONDS 8.60% of Net Assets

KY Bond Development Corporation St Elizabeth Medical Center	5.000	05/01/2024	AA*	1,440,000	1,441,915
Warren County KY Hospital	5.000	04/01/2032	AA-*	1,200,000	1,381,716
					2,823,631

STATE AND LOCAL MORTGAGE/HOUSING BONDS 6.00% of Net Assets

KY Housing	3.650	07/01/2027	Aaa	660,000	663,808
KY Housing	3.750	07/01/2028	Aaa	345,000	347,826
KY Housing	3.850	07/01/2029	Aaa	450,000	456,836
KY Housing	3.350	07/01/2029	Aaa	305,000	302,520
KY Housing	3.400	07/01/2030	Aaa	200,000	197,658
					1,968,648

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
March 31, 2024		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value

AD VALOREM PROPERTY BONDS 2.03% of Net Assets

Henderson KY5.000% 09/01/2029 Aa3 $ 600,000 $ 666,636

REFUNDING BONDS 1.77% of Net Assets

KY State Property & Building #112	5.000	11/01/2026	A1	555,000	581,335

AIRPORT REVENUE BONDS 1.57% of Net Assets

Kenton County Airport	5.000	01/01/2026	A1	500,000	515,420
Total Investments 97.76% of Net Assets					$32,082,667
(cost $32,456,663) (See (a) below for further explanation)

Other assets in excess of liabilities 2.24%					735,480
Net Assets 100%					$32,818,147

# Ratings by Moody's Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes

*Rated by Standard & Poor's Corporation @ Fitch's Investors Service

NR Not Rated

(a) Cost for federal income tax purposes is $32,456,663 and net unrealized depreciation of investments is as follows:
Unrealized appreciation	104,864
Unrealized depreciation	(478,860)
Net unrealized depreciation	(373,996)

Other Information

The Fund has adopted the provisions of FASB ASC 820, "Fair Value Measurements and Disclosures." ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's investments in securities carried at fair value. As of that date,

the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2024.

	Valuation Inputs		Municipal Bonds
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		32,082,667
Level 3	Significant Unobservable Inputs		---
32,082,667

Securities held by the Fund are valued as determined in good faith by the Funds' Valuation Designee, Dupree & Company, Inc. (the "Valuation Designee"). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund's securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supporte by a valuation source requires the Valuation Designee to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds
March 31, 2024		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
27.30% of Net Assets
Alcorn MS University Educational Building Corporation	5.000%	09/01/2025	Aa2	$100,000	$102,149
Jackson State University Educational Building	5.000	03/01/2034	Aa2	440,000	446,626
Mississippi State University Educational Building	5.000	11/01/2032	Aa2	125,000	128,834
MS Development Bank Special Obligation Gulf Coast Community Project	4.000	12/01/2034	AA-*	300,000	304,170
MS Development Bank Special Obligation Pearl River Community College	5.000	10/01/2033	AA-*	125,000	136,405
MS State University Educational Building Corporation Revenue	5.000	08/01/2033	Aa2	225,000	238,610
MS State University Educational Building Corporation Revenue	4.000	08/01/2036	Aa2	250,000	253,428
University of Mississippi Educational Building Corporation	5.000	10/01/2031	Aa2	205,000	214,936
University of Mississippi Educational Building Corporation	3.000	10/01/2034	Aa2	200,000	192,808
University of MS Educational Building Corporation	5.000	10/01/2036	Aa2	100,000	114,114
University of MS Educational Building Corporation	4.000	10/01/2037	Aa2	100,000	104,626
University Southern MS Educational Building Corporation	5.000	09/01/2033	Aa2	360,000	375,595
SCHOOL IMPROVEMENT BONDS					2,612,301

12.95% of Net Assets
Mississippi State	4.000	10/01/2039	Aa2	200,000	202,056
MS Development Bank Special Obligation Canton School District	5.000	12/01/2033	A1	100,000	102,958
MS Development Bank Special Obligation Lafayette County School District	4.000	04/01/2033	AA*	100,000	103,160
MS Development Bank Special Obligation Meridian Schools	4.000	04/01/2039	A2	100,000	101,590
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2033	AA*	190,000	195,185
MS Development Bank Special Obligation Rankin School District	5.000	06/01/2037	AA*	200,000	215,846
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2038	AA*	100,000	101,186
MS Development Bank Special Obligation Rankin School District	5.000	06/01/2040	AA*	100,000	106,552
MS Development Bank Special Obligation Vicksburg Warren School District	5.500	03/01/2038	AA*	100,000	110,257
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS					1,238,790

11.93% of Net Assets
Mississippi State	3.000	06/01/2038	Aa2	100,000	90,573
Mississippi State Gaming Tax Revenue	5.000	10/15/2035	A3	125,000	126,911
Mississippi State Gaming Tax Revenue	5.000	10/15/2037	A-*	125,000	130,200
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2034	AA*	200,000	201,684
MS Development Bank Special Obligation Pascagoula	4.000	07/01/2024	AA*	300,000	300,303
MS Development Bank Special Obligation Tupelo Public Improvement	4.000	09/01/2044	Aa2	125,000	123,620
Pearl MS	4.750	09/01/2038	A3	155,000	168,618
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS					1,141,909

10.17% of Net Assets
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2025	Aa3	200,000	202,366
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2029	Aa3	300,000	315,270
MS Development Bank Special Obligation Highway Construction	4.000	01/01/2030	Aa3	175,000	178,987
MS Development Bank Special Obligation Marshall County	5.000	01/01/2030	Aa3	75,000	75,960
MS Development Bank Special Obligation Marshall Highway	3.750	01/01/2035	Aa3	200,000	200,392
REFUNDING BONDS					972,975

8.70% of Net Assets
Flowood MS	3.500	10/01/2026	AA+*	300,000	299,358
MS State Refunding	4.000	10/01/2036	Aa2	290,000	295,420
Starkville MS	4.000	06/01/2032	A1	230,000	237,857
STATE AND LOCAL MORTGAGE/HOUSING BONDS					832,635

7.71% of Net Assets
Mississippi State Home Corporation	3.950	12/01/2042	Aaa	100,000	97,541
Mississippi State Home Corporation	4.400	12/01/2043	Aaa	350,000	347,704
Mississippi State Home Corporation	4.375	12/01/2044	Aaa	150,000	150,153
Mississippi State Home Corporation	4.050	12/01/2047	Aaa	150,000	142,530
HOSPITAL AND HEALTHCARE REVENUE BONDS					737,928

7.45% of Net Assets
Jones County MS Hospital	4.000	04/01/2026	AA*	305,000	309,529
Medical Center Educational Building Corporation MS Revenue	5.000	06/01/2025	Aa2	120,000	122,160
Medical Center Educational Building Corporation MS Revenue	5.000	06/01/2035	Aa2	100,000	110,273
Medical Center Educational Building Corporation University of Mississippi	5.000	06/01/2042	Aa2	165,000	170,562
PUBLIC FACILITIES REVENUE BONDS					712,524

3.27% of Net Assets
MS Development Bank Special Obligation Dept of Corrections-Walnut Grove	5.000	08/01/2027	AA-*	200,000	211,184
MS Development Bank Special Obligation Tupelo	4.000	07/01/2037	Aa2	100,000	101,944
PREREFUNDED BONDS					313,128

3.26% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement	5.000	11/01/2033	Aa3	150,000	151,389
MS State General Obligation	5.000	10/01/2033	Aa2	150,000	160,799
					312,188

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds
March 31, 2024		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
LEASE REVENUE BONDS
2.43% of Net Assets
Warren County MS Certificate of Participation	6.000%	09/01/2042	Aa3	$100,000	$116,427
Warren County MS Certificate of Participation	6.000	09/01/2043	Aa3	100,000	115,743
MUNICIPAL UTILITY REVENUE BONDS					232,170

2.38% of Net Assets
MS Development Bank Special Obligation Diamondhead Water & Sewer	4.000	07/01/2046	A+*	75,000	71,174
MS Development Bank Special Obligation Tupelo	5.000	05/01/2033	Aa2	150,000	156,251
					227,425
Total Investments 97.55% of Net Assets					$9,333,973
(cost $9,345,216) (See (a) below for further explanation)

Other assets in excess of liabilities 2.45%					234,819
Net Assets 100%					$9,568,792

# Ratings by Moody's Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*Rated by Standard & Poor's Corporation @ Fitch's Investors Service

NR Not Rated

(a) Cost for federal income tax purposes is $9,345,216 and net unrealized depreciation of investments is as follows:
Unrealized appreciation	$67,869
Unrealized depreciation	(79,112)
Net unrealized depreciation	$(11,243)

Other Information

The Fund has adopted the provisions of FASB ASC 820, "Fair Value Measurements and Disclosures." ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's investments in securities carried at fair value. As of that date,

the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2024.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		9,333,973
Level 3	Significant Unobservable Inputs		---
$9,333,973

Securities held by the Fund are valued as determined in good faith by the Funds' Valuation Designee, Dupree & Company, Inc. (the "Valuation Designee"). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund's securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
March 31, 2024		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
20.96% of Net Assets
Brunswick County NC Limited Obligation	5.000%	06/01/2030	Aa1	$250,000	$255,633
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa1	250,000	255,633
Buncombe County NC Limited Obligation	4.000	06/01/2036	Aa1	125,000	131,490
Burke County NC Limited Obligation	4.000	04/01/2034	Aa3	250,000	255,475
Cabarrus County NC Limited Obligation	4.000	06/01/2034	Aa1	795,000	815,964
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa1	1,435,000	1,495,658
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa1	1,650,000	1,692,009
Catawba County NC Limited Obligation	4.000	04/01/2042	Aa2	420,000	422,848
Catawba County NC Limited Obligation	4.000	04/01/2043	Aa2	320,000	320,480
Chatham County NC Limited Obligation	4.000	11/01/2036	Aa2	750,000	775,088
Chatham County NC Limited Obligation	4.000	11/01/2037	Aa2	2,000,000	2,051,420
Davidson County NC Limited Obligation	5.000	06/01/2032	Aa2	500,000	521,850
Duplin County NC Limited Obligation	5.000	04/01/2032	A1	750,000	777,090
Duplin County NC Limited Obligation	5.000	04/01/2034	A1	865,000	896,244
Henderson County NC Limited Obligation	4.000	06/01/2034	Aa2	200,000	206,992
Henderson County NC Limited Obligation	4.000	06/01/2037	Aa2	750,000	779,513
Henderson County NC Limited Obligation	4.000	06/01/2038	Aa2	500,000	513,195
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa2	500,000	511,615
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	512,480
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	562,392
Randolph County NC Limited Obligation	3.000	10/01/2036	Aa3	325,000	300,225
Randolph County NC Limited Obligation	4.000	10/01/2037	Aa3	250,000	254,705
Randolph County NC Limited Obligation	4.000	10/01/2039	Aa3	250,000	252,960
Rutherford County NC Limited Obligation	4.000	03/01/2037	A1	410,000	419,992
Rutherford County NC Limited Obligation	4.000	03/01/2039	A1	500,000	507,370
Rutherford County NC Limited Obligation	4.000	03/01/2040	A1	325,000	328,585
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	1,975,000	2,033,753
Sampson County NC Limited Obligation	5.000	09/01/2040	A1	750,000	778,628
Scotland County NC	4.500	12/01/2036	A*	1,170,000	1,203,708
Surry County NC Limited Obligation	4.000	06/01/2034	Aa3	350,000	363,244
Surry County NC Limited Obligation	4.000	06/01/2036	Aa3	590,000	605,517
Surry County NC Limited Obligation	4.000	06/01/2037	Aa3	730,000	744,680
Wake County NC Limited Obligation	4.000	09/01/2037	Aa1	750,000	773,610
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,535,445
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	356,909
MUNICIPAL UTILITY REVENUE BONDS					24,212,400

15.13% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2031	Aa2	500,000	509,660
Brunswick County NC Enterprise System Revenue	4.000	04/01/2039	Aa2	1,000,000	1,018,640
Brunswick County NC Enterprise System Revenue	3.000	04/01/2046	Aa2	500,000	403,175
Buncombe County NC Metropolitan Sewer District	5.000	07/01/2039	Aaa	550,000	552,827
Cary NC Combined Enterprise System Revenue	4.000	12/01/2042	Aaa	750,000	756,353
Clayton NC Water & Sewer Revenue	5.000	08/01/2040	Aa3	700,000	782,341
Concord NC Utilities System Revenue	4.500	12/01/2034	Aa1	1,000,000	1,032,170
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,031,980
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2034	Aa2	570,000	582,078
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2035	Aa2	250,000	255,323
Johnson County NC Water & Sewer	4.000	04/01/2044	Aa2	500,000	502,255
Johnston County NC Water & Sewer Revenue	4.000	04/01/2043	Aa2	300,000	302,487
Lincoln County NC Enterprise System Revenue	3.000	08/01/2038	AA*	160,000	145,280
Lincoln County NC Enterprise System Revenue	3.000	08/01/2039	AA*	340,000	304,181
Lincoln County NC Enterprise System Revenue	3.000	08/01/2040	AA*	265,000	232,840
Lincoln County NC Enterprise System Revenue	3.000	08/01/2041	AA*	240,000	205,838
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,152,841
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2032	A*	500,000	514,725
Pender County NC Limited Obligation	3.000	06/01/2038	Aa3	490,000	438,344
Pender County NC Limited Obligation	3.000	06/01/2045	Aa3	500,000	401,810
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1	920,000	938,262
Union County NC Enterprise System Revenue	4.000	06/01/2038	Aa2	500,000	512,195
Union County NC Enterprise System Revenue	4.000	06/01/2044	Aa2	1,335,000	1,336,802
Union County NC Enterprise System Revenue	3.000	06/01/2046	Aa2	1,500,000	1,211,850
Union County NC Enterprise System Revenue	3.000	06/01/2051	Aa2	250,000	191,525
Wake County NC Industrial Facilities & Pollution Control Duke Energy	4.000	06/01/2041	Aa3	1,260,000	1,247,576
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	511,555
Winston Salem NC Water & Sewer System Revenue	3.000	06/01/2046	Aa1	500,000	409,540
PUBLIC FACILITIES REVENUE BONDS					17,484,453

14.79% of Net Assets
Charlotte NC Certificate of Participation	4.000	06/01/2036	Aa2	1,000,000	1,040,260
Charlotte NC Certificate of Participation	4.000	06/01/2037	Aa2	3,000,000	3,093,270
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2037	Aa2	500,000	515,545
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2039	Aa2	1,000,000	1,019,170

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
March 31, 2024		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
Davidson County NC Limited Obligation	4.000%	06/01/2037	Aa2	$200,000	$207,870
Durham NC Limited Obligation	4.000	04/01/2036	Aa1	1,000,000	1,034,440
Harnett County NC Limited Obligation	4.000	10/01/2038	Aa3	1,055,000	1,069,591
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa2	250,000	257,320
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa2	500,000	514,565
Holly Springs NC Limited Obligation	4.125	10/01/2041	Aa2	500,000	515,685
Holly Springs NC Limited Obligation	4.250	10/01/2043	Aa2	365,000	377,414
Kannapolis NC Limited Obligation	5.000	04/01/2032	A1	500,000	500,260
Moore County NC	3.000	06/01/2039	Aa2	350,000	313,793
Onslow County NC Limited Obligation	5.000	06/01/2032	Aa2	500,000	511,965
Orange County NC	4.000	10/01/2036	Aa1	375,000	391,001
Orange County NC	4.000	10/01/2037	Aa1	375,000	386,786
Orange County NC	4.000	10/01/2038	Aa1	275,000	281,834
Orange County NC	4.000	10/01/2039	Aa1	200,000	204,166
Raleigh NC Limited Obligation	5.000	10/01/2034	Aa1	1,420,000	1,435,080
Randolph County NC Limited Obligation	4.000	10/01/2038	Aa3	670,000	679,264
Surry County NC Limited Obligation	3.000	10/01/2038	Aa3	395,000	351,033
Surry County NC Limited Obligation	3.000	10/01/2041	Aa3	1,135,000	961,039
Thomasville NC Revenue	4.000	05/01/2036	Aa3	500,000	510,780
Wilmington NC Limited Obligation	4.000	06/01/2036	Aa1	230,000	241,942
Wilmington NC Limited Obligation	4.000	06/01/2037	Aa1	170,000	177,269
Wilson City NC	4.000	10/01/2042	Aa3	500,000	501,570
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS					17,092,912

10.63% of Net Assets
Appalachian NC State University	4.000	05/01/2033	A1	500,000	512,895
Appalachian NC State University	5.000	05/01/2036	A1	1,000,000	1,074,050
Iredell County NC Community College	5.000	04/01/2026	Aaa	225,000	225,011
Iredell County NC Community College	5.000	04/01/2027	Aaa	325,000	325,137
Scotland County NC	5.000	12/01/2033	A*	250,000	265,118
University of NC at Asheville	4.000	06/01/2036	A2	350,000	358,873
University of NC at Charlotte Board of Governors	4.000	10/01/2037	Aa3	750,000	763,020
University of NC at Charlotte Board of Governors	5.000	10/01/2042	Aa3	250,000	262,195
University of NC Charlotte	4.000	10/01/2035	Aa3	250,000	254,920
University of NC Charlotte	4.000	10/01/2036	Aa3	250,000	254,755
University of NC Greensboro	4.000	04/01/2035	Aa3	750,000	767,010
University of NC Greensboro	4.000	04/01/2036	Aa3	500,000	510,775
University of NC Greensboro	5.000	04/01/2038	Aa3	425,000	453,564
University of NC Wilmington	4.000	04/01/2037	Aa3	385,000	395,199
University of NC Wilmington	4.000	04/01/2038	Aa3	405,000	413,108
University of NC Wilmington	4.000	04/01/2039	Aa3	1,380,000	1,401,292
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	560,538
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	506,220
University of North Carolina	5.000	10/01/2033	A2	30,000	29,999
Western Carolina NC University	5.000	10/01/2035	Aa3	1,000,000	1,066,050
Western Carolina NC University	5.000	10/01/2043	Aa3	1,000,000	1,039,700
Western Carolina NC University	5.000	10/01/2045	Aa3	825,000	839,495
REFUNDING BONDS					12,278,924

7.22% of Net Assets
Asheville NC Limited Obligation	3.000	04/01/2041	Aa1	250,000	218,800
Buncombe County NC Limited Obligation	5.000	06/01/2035	Aa1	1,000,000	1,023,110
Charlotte NC Certificate of Participation	5.000	06/01/2033	Aa1	840,000	840,294
Charlotte NC Certificate of Participation	5.000	06/01/2034	Aa1	750,000	767,160
Chatham County NC	5.000	11/01/2032	Aa2	825,000	851,219
Durham County NC	4.000	06/01/2036	Aaa	225,000	235,154
Monroe NC Limited Obligation	4.000	03/01/2033	Aa3	255,000	258,680
Monroe NC Limited Obligation	5.000	03/01/2039	Aa3	1,250,000	1,288,112
Raleigh NC	4.000	04/01/2043	Aaa	695,000	705,515
Rockingham County NC Limited Obligation	4.500	04/01/2032	Aa3	500,000	506,350
Sampson County NC Limited Obligation	4.000	09/01/2036	A1	1,000,000	1,013,400
Sampson County NC Limited Obligation	4.000	09/01/2037	A1	500,000	504,130
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa1	125,000	126,469
PREREFUNDED BONDS					8,338,393

6.43% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	500,000	501,360
Charlotte NC Certificate of Participation	4.000	12/01/2034	Aa1	290,000	293,367
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2	750,000	756,683
NC Eastern Municipal Power Agency	6.000	01/01/2025	Baa2	1,150,000	1,170,561
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1	1,000,000	1,024,660
New Hanover County NC Hospital Revenue New Hanover Regional Medical	5.000	10/01/2034	NR	1,500,000	1,607,985
University of NC Charlotte	5.000	04/01/2040	Aa3	1,550,000	1,576,071
Winston Salem NC Limited Obligation	4.500	06/01/2034	Aa1	500,000	500,930
					7,431,617

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
March 31, 2024		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.24% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000%	01/15/2033	Aa3	$210,000	$228,627
Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000	01/15/2036	Aa3	590,000	637,129
Charlotte Mecklenburg NC Hospital Authority Atrium Health	4.000	01/15/2043	Aa3	250,000	248,030
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3	1,500,000	1,499,954
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2	750,000	767,888
NC State Medical Care Commission Health Care Facilities Rex Hospital	4.000	07/01/2040	A2	1,000,000	1,007,120
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A2	1,385,000	1,402,410
University of NC Chapel Hill Hospitals	4.000	02/01/2037	Aa3	1,000,000	1,016,700
University of NC Chapel Hill Hospitals	4.000	02/01/2038	Aa3	400,000	404,904
STATE AND LOCAL MORTGAGE/HOUSING BONDS					7,212,762

5.07% of Net Assets
NC State Housing Finance Agency	4.900	07/01/2043	Aa1	1,500,000	1,555,575
NC State Housing Finance Agency	5.000	07/01/2046	Aa1	1,400,000	1,462,482
NC State Housing Finance Agency Homeownership Revenue	4.375	07/01/2044	Aa1	2,460,000	2,469,176
NC State Housing Finance Authority	4.350	07/01/2043	Aa1	375,000	371,119
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS					5,858,352

4.23% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2033	Aa1	600,000	614,430
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	365,000	373,778
Charlotte NC Certificate of Participation	5.000	12/01/2029	Aa1	340,000	340,109
Fuquay-Varina NC	4.000	08/01/2042	Aa1	500,000	508,570
Rocky Mount NC Special Obligation	4.500	05/01/2032	Aa3	1,500,000	1,546,784
Wilmington NC Limited Obligation	3.000	06/01/2037	Aa1	370,000	319,621
Winston Salem NC	4.000	06/01/2043	Aaa	1,165,000	1,182,860
AIRPORT REVENUE BONDS					4,886,152

3.70% of Net Assets
Charlotte NC Aiport Revenue	5.000	07/01/2044	Aa3	250,000	278,588
Charlotte NC Douglas International Airport	5.000	07/01/2030	Aa3	1,095,000	1,100,288
Charlotte NC Douglas International Airport	5.000	07/01/2036	Aa3	250,000	265,800
Charlotte NC Douglas International Airport	4.000	07/01/2036	Aa3	500,000	510,400
Charlotte NC Douglas International Airport	5.000	07/01/2037	Aa3	700,000	740,887
Charlotte NC Douglas International Airport	5.000	07/01/2042	Aa3	1,325,000	1,383,141
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS					4,279,104

3.53% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee	5.000	03/01/2030	A2	200,000	203,306
NC State Turnpike Authority	5.000	01/01/2036	AA*	500,000	539,410
NC State Turnpike Authority	5.000	01/01/2038	AA*	2,415,000	2,569,125
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2036	Aa1	250,000	258,275
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2039	Aa1	500,000	506,775
					4,076,891
Total Investments 97.93% of Net Assets					$113,151,960
(cost $115,803,627) (See (a) below for further explanation)

Other assets in excess of liabilities 2.07%					2,396,875
Net Assets 100%					$115,548,835

# Ratings by Moody's Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*Rated by Standard & Poor's Corporation @ Fitch's Investors Service

NR Not Rated

(a) Cost for federal income tax purposes is $115,803,627 and net unrealized depreciation of investments is as follows:
Unrealized appreciation	$331,048
Unrealized depreciation	(2,982,715)
Net unrealized depreciation	$(2,651,667)

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
March 31, 2024

Other Information

The Fund has adopted the provisions of FASB ASC 820, "Fair Value Measurements and Disclosures." ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's investments in securities carried at fair value. As of that date,

the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2024.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		113,151,960
Level 3	Significant Unobservable Inputs		---
$113,151,960

Securities held by the Fund are valued as determined in good faith by the Funds' Valuation Designee, Dupree & Company, Inc. (the "Valuation Designee"). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund's securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
March 31, 2024		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
33.68% of Net Assets
Appalachian NC State University	4.000%	10/01/2030	Aa3	$200,000	$205,806
Pitt County NC Limited Obligation	5.000	04/01/2027	Aa2	495,000	517,284
University of NC Charlotte	5.000	04/01/2028	Aa3	250,000	254,130
University of NC Greensboro	5.000	04/01/2026	Aa	400,000	414,212
University of NC Wilmington	4.000	06/01/2029	A1	750,000	763,590
University of NC Wilmington Limited Obligation	4.000	06/01/2030	A1	200,000	203,286
University of North Carolina at Wilmington	5.000	10/01/2026	Aa3	300,000	313,137
Western Carolina University	5.000	10/01/2025	Aa3	225,000	230,515
Western Carolina University	5.000	06/01/2027	AA*	250,000	258,678
MUNICIPAL UTILITY REVENUE BONDS					3,160,638

14.31% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2027	Aa2	250,000	254,505
Cary NC Combined Enterprise Systems	4.000	12/01/2028	Aaa	250,000	253,638
Monroe NC Limited Obligation	5.000	03/01/2028	Aa3	95,000	98,508
Monroe NC Limited Obligation	5.000	03/01/2029	Aa3	195,000	201,868
NC State Municipal Power Agency #1 Catawba Electric	5.000	01/01/2025	A*	100,000	101,153
NC State Municipal Power Agency #1 Catawba Electric	5.000	01/01/2025	A*	140,000	141,362
NC State Municipal Power Agency #1 Catawba Electric	5.000	01/01/2028	A*	125,000	128,725
Warren County NC Limited Obligation	5.000	06/01/2027	A1	160,000	162,843
SCHOOL IMPROVEMENT BONDS					1,342,602

12.10% of Net Assets
Randolph County NC Limited Obligation	5.000	10/01/2025	Aa3	250,000	256,277
Rutherford County NC Limited Obligation	5.000	03/01/2029	A1	175,000	192,679
Scotland County NC	5.000	12/01/2025	A*	270,000	276,253
Scotland County NC	5.000	12/01/2026	A*	250,000	260,590
Scotland County NC	5.000	12/01/2027	A*	140,000	148,915
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS					1,134,714

9.76% of Net Assets
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	A2	200,000	221,174
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	A2	120,000	121,895
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	A2	20,000	22,117
North Carolina State Limited Obligation	5.000	05/01/2029	Aa1	225,000	250,479
North Carolina Turnpike Authority	5.000	01/01/2029	A1	285,000	299,814
PUBLIC FACILITIES REVENUE BONDS					915,479

8.38% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2028	Aa1	500,000	510,800
Monroe NC Limited Obligation	5.000	04/01/2026	AA*	265,000	274,781
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS					785,581

5.41% of Net Assets
Fuquay-Varina NC	5.000	08/01/2024	Aa1	250,000	251,483
Fuquay-Varina NC	5.000	08/01/2025	Aa1	250,000	255,888
REFUNDING BONDS					507,371

4.84% of Net Assets
Charlotte NC Certificate of Participation	5.000	12/01/2025	Aa2	100,000	102,892
North Carolina State Limited Obligation	5.000	05/01/2028	Aa1	125,000	133,201
Sampson County NC Limited Obligation	5.000	09/01/2026	A1	210,000	217,902
PREREFUNDED BONDS					453,995

3.67% of Net Assets
New Hanover NC Hospital Revenue	5.000	10/01/2028	NR	150,000	160,799
North Carolina State Medical Care Commission Vidant Health	5.000	06/01/2028	A2	180,000	183,303
HOSPITAL AND HEALTHCARE REVENUE BONDS					344,102

2.49% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Health Care System	5.000	01/15/2028	Aa3	225,000	233,206
LEASE REVENUE BONDS
1.19% of Net Assets
New Hanover County NC Limitied Obligation	5.000	06/01/2029	Aa1	100,000	111,598
AIRPORT REVENUE BONDS
.91% of Net Assets
Charlotte NC Airport	5.000	07/01/2030	Aa3	75,000	85,193
Total Investments 96.74% of Net Assets					$9,074,479
(cost $9,156,584) (See (a) below for further explanation)

Other assets in excess of liabilities 3.26%					305,558
Net Assets 100%					$9,380,037

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
March 31, 2024

# Ratings by Moody's Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent cha

*Rated by Standard & Poor's Corporation @ Fitch's Investors Service

NR Not Rated

(a) Cost for federal income tax purposes is $9,156,584 and net unrealized depreciation of investments is as follows:
Unrealized appreciation	$7,795
Unrealized depreciation	(89,900)
Net unrealized depreciation	$(82,105)

Other Information

The Fund has adopted the provisions of FASB ASC 820, "Fair Value Measurements and Disclosures." ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's investments in securities carried at fair value. As of that date,

the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2024.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		9,074,479
Level 3	Significant Unobservable Inputs		---
$9,074,479

Securities held by the Fund are valued as determined in good faith by the Funds' Valuation Designee, Dupree & Company, Inc. (the "Valuation Designee"). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund's securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not sup by a valuation source requires the Valuation Designee to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds
March 31, 2024		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
37.61% of Net Assets
Chattanooga TN Electric Revenue	5.000%	09/01/2035	AA-*	$250,000	$255,968
Chattanooga TN Electric Revenue	5.000	09/01/2040	AA-*	2,325,000	2,376,590
Clarksville TN Electric System Revenue	4.000	09/01/2034	Aa2	500,000	514,180
Clarksville TN Electric System Revenue	4.250	09/01/2040	Aa2	475,000	497,605
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2038	Aa2	820,000	836,367
Franklin TN Water & Sewer System Revenue	4.000	02/01/2036	Aa2	250,000	255,043
Hallsdale Powell TN Utility District	4.000	04/01/2039	AA*	700,000	710,157
Hallsdale-Powell TN Utility District	3.000	04/01/2043	AA*	800,000	665,872
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2035	AA*	315,000	316,934
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2038	AA*	1,000,000	1,000,760
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA+*	500,000	503,050
Harpeth Valley TN Utilities District Davidson & Williamson Counties	4.000	09/01/2039	AA+*	500,000	516,250
Knox Chapman TN Utility District	5.000	01/01/2031	AA-*	250,000	253,353
Knox Chapman TN Utility District	5.000	01/01/2033	AA-*	250,000	253,540
Knox County TN	4.000	06/01/2043	Aa1	500,000	503,245
Knoxville TN Electric	4.000	07/01/2041	Aa2	750,000	764,783
Knoxville TN Electric Revenue	4.000	07/01/2044	Aa2	670,000	672,486
Loudon TN Water & Sewer	5.000	03/01/2039	A+*	290,000	321,451
Loudon TN Water & Sewer	5.000	03/01/2040	A+*	355,000	390,081
Loudon TN Water & Sewer	5.000	03/01/2041	A+*	425,000	465,307
Memphis TN Gas System Revenue	4.000	12/01/2034	Aa1	775,000	791,949
Memphis TN Gas System Revenue	4.000	12/01/2036	Aa1	800,000	817,536
Memphis TN Gas System Revenue	4.000	12/01/2037	Aa1	1,310,000	1,330,998
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA*	500,000	501,395
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2039	AA*	500,000	501,310
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2037	Aa2	250,000	263,648
Portland TN Water & Sewer	4.000	04/01/2037	A*	900,000	901,890
Portland TN Water & Sewer	4.000	04/01/2040	AA*	750,000	755,978
Watauga River Regional Water Authority TN Waterworks	4.000	07/01/2037	A*	1,270,000	1,274,559
West Wilson TN Utility District Waterworks	5.000	06/01/2042	AA*	500,000	551,030
West Wilson TN Utility District Waterworks	5.000	06/01/2045	AA*	500,000	506,345
SCHOOL IMPROVEMENT BONDS					20,269,660

12.10% of Net Assets
Coffee County TN	4.000	06/01/2041	AA-*	620,000	622,275
Franklin TN Special School District	5.000	06/01/2039	Aa1	250,000	271,418
Johnson City TN	4.000	06/01/2036	Aa2	1,150,000	1,190,181
Montgomery County TN	4.000	04/01/2036	AA*	260,000	265,694
Montgomery County TN	4.000	04/01/2037	AA*	1,920,000	1,953,216
Montgomery County TN	4.000	06/01/2040	Aa2	500,000	506,260
Wilson County TN	4.000	04/01/2039	AA+*	1,495,000	1,506,482
Wilson County TN 10th Special School District	4.000	04/01/2037	AA-*	200,000	204,650
HOSPITAL AND HEALTHCARE REVENUE BONDS					6,520,176

10.47% of Net Assets
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A*	2,500,000	2,562,550
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A*	950,000	962,882
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2036	A2	1,535,000	1,597,290
Shelby County TN Health Education & Housing Facilities - LeBonheur	5.000	05/01/2035	A2	500,000	521,480
PUBLIC FACILITIES REVENUE BONDS					5,644,202

9.12% of Net Assets
Hamblen County TN	4.000	05/01/2038	Aa3	880,000	905,740
Hamblen County TN	4.000	05/01/2039	Aa3	1,250,000	1,279,500
Hamblen County TN	4.000	05/01/2045	Aa3	420,000	412,348
Memphis Shelby County TN Industrial Development Board	5.000	11/01/2030	Aa3	1,250,000	1,308,675
Nolensville Town TN	4.000	06/01/2041	Aa1	400,000	405,228
Nolensville Town TN	4.000	06/01/2042	Aa1	600,000	605,538
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS					4,917,029

7.61% of Net Assets
Memphis TN	4.000	06/01/2041	Aa2	1,120,000	1,123,886
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2033	Aa2	1,470,000	1,514,791
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2	500,000	513,825
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2036	Aa2	500,000	514,180
Sevierville TN	4.000	06/01/2044	Aa3	440,000	435,173
STATE AND LOCAL MORTGAGE/HOUSING BONDS					4,101,855

5.74% of Net Assets
TN Housing Development Agency	4.500	07/01/2043	Aa1	1,490,000	1,495,006
TN Housing Development Agency Residential Finance Program	4.150	07/01/2038	Aa1	100,000	100,831
TN Housing Development Agency Residential Finance Program	4.450	07/01/2043	Aa1	1,500,000	1,499,910
					3,095,747

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds
March 31, 2024		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.30% of Net Assets
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000%	08/01/2036	A2	$920,000	$936,036
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2037	A2	1,030,000	1,044,616
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2040	A2	875,000	878,369
AIRPORT REVENUE BONDS					2,859,021

4.17% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1	800,000	817,384
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	255,525
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	1,160,000	1,177,168
PREREFUNDED BONDS					2,250,077

3.53% of Net Assets
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	237,745
Memphis TN Electric System Revenue	5.000	12/01/2034	Aa2	750,000	757,958
Memphis TN General Improvement	5.000	04/01/2039	Aa2	250,000	250,035
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A2	650,000	659,905
REFUNDING BONDS					1,905,643

1.93% of Net Assets
Blount County TN	5.000	06/01/2037	Aa2	1,000,000	1,038,770
Total Investments 97.58% of Net Assets					$52,602,180
(cost $53,160,183) (See (a) below for further explanation)

Other assets in excess of liabilities 2.42%					1,307,190
Net Assets 100%					$53,909,370

# Ratings by Moody's Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*Rated by Standard & Poor's Corporation @ Fitch's Investors Service

NR Not Rated

(a) Cost for federal income tax purposes is $53,160,183 and net unrealized depreciation of investments is as follows:
Unrealized appreciation	$91,459
Unrealized depreciation	(649,462)
Net unrealized depreciation	$(558,003)

Other Information

The Fund has adopted the provisions of FASB ASC 820, "Fair Value Measurements and Disclosures." ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's investments in securities carried at fair value. As of that date,

the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2024.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		52,602,180
Level 3	Significant Unobservable Inputs		---
$52,602,180

Securities held by the Fund are valued as determined in good faith by the Funds' Valuation Designee, Dupree & Company, Inc. (the "Valuation Designee"). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund's securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds
March 31, 2024		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
35.18% of Net Assets
Hallsdale-Powell TN Utility District	4.000%	04/01/2028	AA*	$255,000	$258,045
Jackson TN Energy Authority Gas System	5.000	06/01/2028	Aa2	150,000	153,030
Maryville TN	4.000	06/01/2029	Aa2	250,000	255,482
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2025	Aa2	135,000	137,800
Springfield TN	5.000	06/01/2027	Aa2	245,000	260,950
REFUNDING BONDS					1,065,307

31.81% of Net Assets
Loudon County TN	5.000	06/01/2025	Aa2	150,000	152,996
Maryville TN	5.000	06/01/2026	Aa2/	350,000	364,318
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2027	Aa3	200,000	209,948
Putnam County TN	4.000	04/01/2025	Aa2	100,000	100,639
Sevierville TN	5.000	05/01/2028	Aa3	125,000	135,609
SCHOOL IMPROVEMENT BONDS					963,510

13.69% of Net Assets
Bedford County TN	4.000	04/01/2027	AA*	150,000	152,580
White County TN	4.000	06/01/2027	AA-*	260,000	262,101
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS					414,681

10.83% of Net Assets
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2025	A2	100,000	100,790
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2027	A2	225,000	227,308
PUBLIC FACILITIES REVENUE BONDS					328,098

3.33% of Net Assets
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2024	Aa3	100,000	100,827
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
1.16% of Net Assets
Selmer TN	4.000	06/01/2025	AA*	35,000	35,162
Total Investments 96.00% of Net Assets					$2,907,585
(cost $2,935,003) (See (a) below for further explanation)

Other assets in excess of liabilities 4.00%					121,052
Net Assets 100%					$3,028,637

# Ratings by Moody's Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent change

*Rated by Standard & Poor's Corporation @ Fitch's Investors Service

NR Not Rated

(a) Cost for federal income tax purposes is $2,935,003 and net unrealized depreciation of investments is as follows:
Unrealized appreciation	$212
Unrealized depreciation	(27,630)
Net unrealized depreciation	$(27,418)

Other Information

The Fund has adopted the provisions of FASB ASC 820, "Fair Value Measurements and Disclosures." ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2024 involving the Fund's investments in securities carried at fair value. As of that date,

the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2024.

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES				UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds
March 31, 2024	Valuation Inputs		Municipal Bonds

Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inpu		2,907,585
Level 3	Significant Unobservable Inputs		---
$ 2,907,585

Securities held by the Fund are valued as determined in good faith by the Funds' Valuation Designee, Dupree & Company, Inc. (the "Valuation Designee"). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund's securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not suppor by a valuation source requires the Valuation Designee to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
U.S. Government Securities and Agencies
March 31, 2024		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
FEDERAL HOME LOAN BANK
68.92% of Net Assets
Federal Home Loan Bank	3.400%	07/19/2024	Aaa	$900,000	$895,004
Federal Home Loan Bank	5.365	09/09/2024	Aaa	1,500,000	1,500,260
Federal Home Loan Bank	5.250	10/28/2024	Aaa	350,000	349,409
Federal Home Loan Bank	4.000	01/22/2025	Aaa	900,000	890,797
Federal Home Loan Bank	3.300	06/09/2025	Aaa	500,000	490,090
Federal Home Loan Bank	3.600	07/18/2025	Aaa	900,000	885,592
Federal Home Loan Bank	5.000	04/24/2026	Aaa	300,000	299,459
Federal Home Loan Bank	3.200	06/10/2027	Aaa	250,000	239,510
Federal Home Loan Bank	5.300	11/20/2028	Aaa	250,000	252,541
Federal Home Loan Bank	6.000	11/28/2028	Aaa	500,000	500,261
Federal Home Loan Bank	5.125	11/28/2028	Aaa	500,000	499,484
FREDDIE MAC					6,802,407

14.59% of Net Assets
Federal Home Loan Mortgage Corporation	5.500	08/28/2026	Aaa	250,000	249,508
Federal Home Loan Mortgage Corporation	3.000	06/13/2024	Aaa	250,000	248,758
Federal Home Loan Mortgage Corporation	5.100	11/26/2024	Aaa	500,000	498,584
Federal Home Loan Mortgage Corporation	5.020	01/27/2025	Aaa	250,000	249,071
Federal Home Loan Mortgage Corporation	1.400	07/28/2032	Aaa	250,000	194,314
FEDERAL FARM CREDIT					1,440,235

9.44% of Net Assets
Federal Farm Credit Bank	5.050	07/28/2028	Aaa	250,000	249,387
Federal Farm Credit Bank	2.375	08/01/2029	Aaa	750,000	682,569
FANNIE MAE					931,956

5.06% of Net Assets
Federal National Mortgage Corporation	5.050	03/26/2026	Aaa	500,000	499,720
Total Investments 98.01% of Net Assets					$9,674,318
(cost $9,878,659) (See (a) below for further explanation)

Other assets in excess of liabilities 1.99%					196,134
Net Assets 100%					$9,870,452

# Ratings by Moody's Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent chang

*Rated by Standard & Poor's Corporation @ Fitch's Investors Service

NR Not Rated

(a) Cost for federal income tax purposes is $9,878,659 and net unrealized depreciation of investments is as follows:
Unrealized appreciation	$2,802
Unrealized depreciation	(207,143)
Net unrealized depreciation	$(204,341)

Other Information

The Fund has adopted the provisions of FASB ASC 820, "Fair Value Measurements and Disclosures." ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2024.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	---
Level 2	Other Significant Observable Inputs	$9,674,318
Level 3	Significant Unobservable Inputs	---
$9,674,318

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
U.S. Government Securities and Agencies
March 31, 2024

Securities held by the Fund are valued as determined in good faith by the Funds' Valuation Designee, Dupree & Company, Inc. (the "Valuation Designee"). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund's securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not su by a valuation source requires the Valuation Designee to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND SERIES					UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Taxable Municipal Bonds
March 31, 2024		Maturity

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
24.33% of Net Assets
Grant County WA Public Utility District	3.336%	01/01/2041	Aa3	$125,000	$100,350
KY State Rural Water Finance Corporation	3.000	08/01/2050	AA-*	250,000	167,508
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa2	200,000	229,998
OK State Municipal Power Authority	6.310	01/01/2040	A2	95,000	102,926
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	307,433
PUBLIC FACILITIES REVENUE BONDS					908,215

16.26% of Net Assets
Franklin County OH Convention Facilities Build America	6.540	12/01/2036	Aa2	155,000	170,154
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	A1	190,000	230,654
Montgomery AL Community Cooperative District	2.815	11/01/2049	Aa1	200,000	131,648
Rhode Island Convention Center	6.060	05/15/2035	A1	70,000	74,365
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS					606,821

12.35% of Net Assets
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2	100,000	114,050
Michigan State University Revenues	4.496	08/15/2048	Aa2	375,000	347,029
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS					461,079

9.29% of Net Assets
Washoe County NV Highway Revenue	7.969	02/01/2040	Aa3	280,000	346,676
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.94% of Net Assets
KY State Property & Buildings Build America	5.921	11/01/2030	A1	250,000	258,950
SCHOOL IMPROVEMENT BONDS
6.70% of Net Assets
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa2	250,000	250,013
MARINA/PORT AUTHORITY REVENUE BONDS
6.37% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa2	200,000	237,704
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.44% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa3	185,000	203,091
STATE AND LOCAL MORTGAGE/HOUSING BONDS
4.84% of Net Assets
NC State Housing Finance Agency	6.128	07/01/2043	Aa1	175,000	180,558
AIRPORT REVENUE BONDS
2.30% of Net Assets
Tri Cities TN Airport Authority Revenue	3.625	05/01/2038	Aa2	100,000	85,934
PREREFUNDED BONDS
.65% of Net Assets
Tri Cities TN Airport Authority Revenue	3.625	05/01/2038	NR	25,000	24,392
Total Investments 95.47% of Net Assets					$3,563,433
(cost $3,801,771) (See (a) below for further explanation)

Other assets in excess of liabilities 4.53%					169,108
Net Assets 100%					$3,732,541

# Ratings by Moody's Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*Rated by Standard & Poor's Corporation @ Fitch's Investors Service

NR Not Rated

(a) Cost for federal income tax purposes is $3,792,893 and net unrealized depreciation of investments is as follows:
Unrealized appreciation	-
Unrealized depreciation	(229,460)
Net unrealized depreciation	$(229,460)

Other Information

The Fund has adopted the provisions of FASB ASC 820, "Fair Value Measurements and Disclosures." ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Taxable Municipal Bonds
March 31, 2024

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's investments in securities carried at fair value. As of that date,

the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2024.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		3,563,433
Level 3	Significant Unobservable Inputs		---
$3,563,433

Securities held by the Fund are valued as determined in good faith by the Funds' Valuation Designee, Dupree & Company, Inc. (the "Valuation Designee"). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund's securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee to fair value the security in accordance with procedures approved by the Board of Trustees.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.